Inventories	12 Months Ended
Dec. 31, 2023
Inventories
Inventories

6.          Inventories

(In thousands)	December 31, 2022	December 31, 2023
Hardware devices	532	2,049
Others	206	420
Less: Impairment	(281)	(250)
Total	457	2,219

Note:	The inventories written down was USD15,000 and nil for the years ended December 31, 2022 and 2023, respectively.